Biological Assets	12 Months Ended
Jun. 30, 2021
Agriculture [Abstract]
Biological Assets	Biological Assets

Accounting Policy

The Company defines biological assets as cannabis plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing cannabis plants’ stage of completion up to the point of harvest. The stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of biological assets:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Standard cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the standard cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Weighted average effective yield	Represents the estimated percentage of harvested product that meets specifications in order to be sold as a dried cannabis product.	If the weighted average effective yield were higher (lower), the estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets:

Significant inputs & assumptions (1)	Inputs		Sensitivity	Impact on fair value
	June 30, 2021	Recasted Note 2(h) June 30, 2020		June 30, 2021	Recasted Note 2(h) June 30, 2020
Average selling price per gram	$5.69	$4.60	Increase or decrease of $1.00 per gram	$5,067	$6,536
Weighted average yield (grams per plant)	30.69	52.73	Increase or decrease by 5 grams per plant	$3,337	$1,747
Weighted average effective yield	84%	49%	Increase or decrease by 5%	$890	$1,614
Standard cost per gram to complete production	$1.72	$1.45	Increase or decrease of $1.00 per gram	$6,323	$8,935
(1)Significant inputs & assumptions are determined on a weighted average basis and includes our Canadian and Denmark facilities (June 30, 2020 - Canadian facilities only).

The Company’s estimates are, by their nature, subject to change and differences from the anticipated yield will be reflected in the gain or loss on biological assets in future periods.

The changes in the carrying value of biological assets during the year are as follows:

	June 30, 2021	Recasted - Note 2(h) June 30, 2020
	$	$
Opening balance	18,157	31,467
Production costs capitalized	49,249	46,150
Changes in fair value less cost to sell due to biological transformation	109,178	125,448
Transferred to inventory upon harvest	(156,334)	(184,908)
Ending balance	20,250	18,157

As of June 30, 2021, the weighted average fair value less cost to complete and cost to sell a gram of dried cannabis was $2.22 per gram (June 30, 2020 – $0.91 per gram).

During the year ended June 30, 2021, the Company’s biological assets produced 111,153 kilograms of dried cannabis (year ended June 30, 2020 – 155,800 kilograms). As at June 30, 2021, it is expected that the Company’s biological assets will yield approximately 18,599 kilograms (June 30, 2020 – 41,653 kilograms) of cannabis when harvested. As of June 30, 2021, the weighted average stage of growth for the biological assets was 49% (June 30, 2020 – 48%).